UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2011

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         November 14, 2011

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total: $708017









AMR CORP	 		COM 		  001765106		    811 		273920	      SH

ALPHA NATURAL RESOURCES INC	COM 		  02076X102		    764 		 43172	      SH

CEPHALON INC	 		NOTE 2.000% 6/0   156708AP4		  98095 	      56085000	     PRN

CHESAPEAKE ENERGY CORP	 	NOTE 2.500% 5/1   165167BZ9		   8687 	       9185000	     PRN

COMPUCREDIT HLDGS CORP	 	NOTE 5.875%11/3   20478NAD2		   4949 	      12450000	     PRN

COMPUCREDIT HLDGS CORP	 	COM 		  20478T107		    805 		288518	      SH

E M C CORP MASS	 		NOTE 1.750%12/0   268648AK8		 119182 	      91077000	     PRN

EASTMAN KODAK CO	 	COM 		  277461109		    125 	        160000	      SH

EASTMAN KODAK CO	 	NOTE 7.000% 4/0   277461BJ7		    259 	       1000000	     PRN

EQUINIX INC	 		COM NEW 	  29444U502		   3145 		 35400	      SH

FELCOR LODGING TR INC	 	PFD CV A $1.95 	  31430F200		    295 		 14672	      SH

FORD MTR CO DEL	 		W EXP 01/01/201   345370134		  15856 	       7174799	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V118		  53058 	       4500277	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V126		  10142 	       1261400	      SH

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201   416515120		  41897 	       4421822	      SH

HEALTH CARE REIT INC	 	COM 		  42217K106		   1175 		 25103	      SH

HECKMANN CORP	 		W EXP 11/09/201   422680116		    115 	       1145399	      SH

HOLOGIC INC	 		COM 		  436440101		   9591 		630600	      SH

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999   44248W208		    739 		100000	      SH

ILLUMINA INC	 		COM 		  452327109		   4080 		 99714	      SH

JEFFERIES GROUP INC NEW	 	COM 		  472319102		    282 		 22700	      SH

KKR FINANCIAL HLDGS LLC	 	NOTE 7.500% 1/1   48248AAD0		  29643 	      24152000	     PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		   8335 	      14850000	     PRN

LIBERTY MEDIA CORP	 	DEB 3.750% 2/1 	  530715AL5		   8195 	      15140000	     PRN

LIBERTY MEDIA CORP	 	DEB 3.500% 1/1 	  530715AN1		  19173 	      35100000	     PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201   534187117		   7424 		812290	      SH

LIVE NATION ENTERTAINMENT IN	NOTE 2.875% 7/1   538034AB5		   3584 	       4028000	     PRN

LLOYDS BANKING GROUP PLC	SPONSORED ADR 	  539439109		    921 		440472	      SH

MGIC INVT CORP WIS	 	COM 		  552848103		    353 	  	188709	      SH

MGM RESORTS INTERNATIONAL	COM 		  552953101		    525 		 56500	      SH

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		   5086 	       9154000	     PRN

NETAPP INC	 		NOTE 1.750% 6/0   64110DAB0		   8148 	       6694000	     PRN

OIL STS INTL INC	 	NOTE 2.375% 7/0   678026AB1		   5302 	       3250000	     PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		  10277 	      11348000	     PRN

PENDRELL CORP	 		COM 		  70686R104		   1001 		444882	      SH

RAIT FINANCIAL TRUST	 	NOTE 7.000% 4/0   749227AA2		   9445 	      14038000	     PRN

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF S 	  780097739		    823 	 	 74104	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SHS R 	  780097747		    140 		 13553	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N 	  780097770		   3544 		333986	      SH

SANDISK CORP	 		COM 		  80004C101		  15444 		382700	      SH

SANOFI	 			RIGHT 12/31/2020  80105N113		   1166 	       1100000	      SH

SAVIENT PHARMACEUTICALS INC	COM 		  80517Q100		    453 		110418	      SH

SEALY CORP	 		SR SECD 3RD 8% 	  812139400		   6209 		131141	      SH

SYMANTEC CORP	 		COM 		  871503108		  18046 	       1107133	      SH

TELEPHONE & DATA SYS INC	SPL COM 	  879433860		     67 		  3408	      SH

TRINITY INDS INC	 	COM 		  896522109		   7572 		353646	      SH

UAL CORP	 		NOTE 6.000%10/1   902549AJ3		 118653 	      50091000	     PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		  10977 	      20760000	     PRN

VERIFONE SYS INC	 	COM 		  92342Y109		    637 		 18200	      SH

VERISIGN INC	 		COM 		  92343E102		   8373 		292669	      SH

WINTRUST FINANCIAL CORP	 	W EXP 12/18/201   97650W157		   1361 		128805	      SH

XILINX INC	 		COM 		  983919101		  13388 		487898	      SH

YAHOO INC	 		COM 		  984332106	 	   3939 	 	299100 	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202   989701115	 	   5762 	       2400800 	      SH




                                                                                   708017